Loans and borrowings (Details 3 - Textuals) - Working capital - Zenvia Brazil R$ in Thousands, $ in Thousands	Mar. 25, 2021 BRL (R$)	Feb. 03, 2021 BRL (R$)	Jan. 20, 2021 BRL (R$)	Mar. 25, 2021 USD ($)
Banco Votorantim S.A.
Loans and borrowings
Aggregate principal amount	R$ 8,000			$ 1,453
Borrowings, grace period	6 months
Number of monthly installments	12
Borrowings, maturity	September 26, 2022
Banco do Brasil S.A.
Loans and borrowings
Aggregate principal amount		R$ 50,000
Number of borrowing agreements		2
Description of debt to EBITDA ratio		less than or equal to 3.5x
Banco do Brasil S.A. | Agreement one
Loans and borrowings
Aggregate principal amount		R$ 18,000
Borrowings, grace period		18 months
Number of monthly installments		24
Borrowings, maturity		August 27, 2024
Banco do Brasil S.A. | Agreement two
Loans and borrowings
Aggregate principal amount		R$ 32,000
Borrowings, grace period		12 months
Number of monthly installments		36
Borrowings, maturity		February 27, 2025
Banco Bradesco S.A.
Loans and borrowings
Aggregate principal amount			R$ 30,000
Borrowings, grace period			1 year
Number of monthly installments			36
Borrowings, maturity			January 20, 2025